UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

           Investment Company Act file number 811-10153

         Oppenheimer Select Managers Series - Salomon Brothers All Cap Fund
         ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
                    (Address of principal executive offices)
                                                         (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  May 31, 2003 / Unaudited


                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
 Common Stocks--92.8%
--------------------------------------------------------------------------------
 Consumer Discretionary--21.1%
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.7%
 Extended Stay
 America, Inc. 1                                          8,500      $   104,550
--------------------------------------------------------------------------------
 McDonald's Corp. 1                                      17,100          320,283
                                                                     -----------
                                                                         424,833

--------------------------------------------------------------------------------
 Household Durables--0.6%
 Fleetwood
 Enterprises, Inc. 1                                     11,300           86,106
--------------------------------------------------------------------------------
 Sony Corp.                                               2,200           58,492
                                                                     -----------
                                                                         144,598

--------------------------------------------------------------------------------
 Leisure Equipment & Products--2.6%
 Eastman Kodak Co.                                        7,500          229,800
--------------------------------------------------------------------------------
 Hasbro, Inc.                                            25,900          414,659
                                                                     -----------
                                                                         644,459

--------------------------------------------------------------------------------
 Media--12.2%
 AOL Time Warner,
 Inc. 1                                                  32,400          493,128
--------------------------------------------------------------------------------
 Comcast Corp.,
 Cl. A Special,
 Non-Vtg. 1                                              20,400          587,928
--------------------------------------------------------------------------------
 Disney (Walt) Co.                                       18,500          363,525
--------------------------------------------------------------------------------
 Liberty Media Corp.,
 Cl. A 1                                                 51,000          596,701
--------------------------------------------------------------------------------
 Metro-Goldwyn-
 Mayer, Inc. 1                                           21,400          267,072
--------------------------------------------------------------------------------
 News Corp. Ltd.
 (The), Sponsored
 ADR                                                      9,700          298,469
--------------------------------------------------------------------------------
 News Corp. Ltd.
 (The), Sponsored
 ADR, Preference                                         15,700          400,507
                                                                     -----------
                                                                       3,007,330

--------------------------------------------------------------------------------
 Multiline Retail--2.4%
 Costco Wholesale
 Corp. 1                                                 15,900          589,095
--------------------------------------------------------------------------------
 Specialty Retail--1.6%
 Gap, Inc. (The)                                          6,800          115,600
--------------------------------------------------------------------------------
 Home Depot, Inc.                                         8,300          269,667
                                                                     -----------
                                                                         385,267


                                                                    Market Value
                                                         Shares       See Note 1
--------------------------------------------------------------------------------
 Consumer Staples--1.2%
--------------------------------------------------------------------------------
 Food & Staples Retailing--0.7%
 Safeway, Inc. 1                                          9,800         $184,632
--------------------------------------------------------------------------------
 Food Products--0.5%
 Archer-Daniels-
 Midland Co.                                              9,700          116,109
--------------------------------------------------------------------------------
 Energy--4.7%
--------------------------------------------------------------------------------
 Energy Equipment & Services--1.6%
 GlobalSantaFe Corp.                                      7,700          191,576
--------------------------------------------------------------------------------
 Schlumberger Ltd.                                        4,100          199,342
                                                                     -----------
                                                                         390,918

--------------------------------------------------------------------------------
 Oil & Gas--3.1%
 Amerada Hess Corp.                                       1,600           78,400
--------------------------------------------------------------------------------
 Anadarko Petroleum
 Corp.                                                    5,500          271,040
--------------------------------------------------------------------------------
 ChevronTexaco
 Corp.                                                    6,000          425,640
                                                                     -----------
                                                                         775,080

--------------------------------------------------------------------------------
 Financials--13.7%
--------------------------------------------------------------------------------
 Commercial Banks--0.9%
 Bank One Corp.                                           5,900          220,424
--------------------------------------------------------------------------------
 Diversified Financial Services--5.1%
 American Express Co.                                    10,600          441,596
--------------------------------------------------------------------------------
 Countrywide
 Financial Corp.                                          8,200          603,930
--------------------------------------------------------------------------------
 State Street Corp.                                       5,700          218,367
                                                                     -----------
                                                                       1,263,893

--------------------------------------------------------------------------------
 Insurance--7.7%
 AMBAC Financial
 Group, Inc.                                              5,400          360,234
--------------------------------------------------------------------------------
 Chubb Corp.                                              6,000          384,180
--------------------------------------------------------------------------------
 Hartford Financial
 Services Group, Inc.                                     5,000          233,200
--------------------------------------------------------------------------------
 MBIA, Inc.                                               4,600          230,230
--------------------------------------------------------------------------------
 MGIC Investment
 Corp.                                                    6,000          324,120
--------------------------------------------------------------------------------
 Radian Group, Inc.                                       6,500          261,755
--------------------------------------------------------------------------------
 UnumProvident
 Corp.                                                    8,000          103,200
                                                                     -----------
                                                                       1,896,919

            4 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Health Care--13.9%
--------------------------------------------------------------------------------
 Biotechnology--2.7%
 Aphton Corp. 1                                            8,600         $60,200
--------------------------------------------------------------------------------
 Enzo Biochem, Inc. 1                                     13,000         330,460
--------------------------------------------------------------------------------
 Wyeth                                                     6,500         285,025
                                                                     -----------
                                                                         675,685

--------------------------------------------------------------------------------
 Health Care Providers & Services--0.7%
 IMS Health, Inc.                                          4,800          85,632
--------------------------------------------------------------------------------
 McKesson Corp.                                            1,500          45,480
--------------------------------------------------------------------------------
 NDCHealth Corp.                                           1,900          38,912
                                                                     -----------
                                                                         170,024

--------------------------------------------------------------------------------
 Pharmaceuticals--10.5%
 Abbott Laboratories                                      11,000         490,050
--------------------------------------------------------------------------------
 Bristol-Myers
 Squibb Co.                                               17,000         435,200
--------------------------------------------------------------------------------
 Elan Corp. plc, ADR 1                                    55,000         336,600
--------------------------------------------------------------------------------
 Johnson & Johnson                                         5,400         293,490
--------------------------------------------------------------------------------
 Merck & Co., Inc.                                         3,900         216,762
--------------------------------------------------------------------------------
 Novartis AG, ADR                                         12,700         508,000
--------------------------------------------------------------------------------
 Pfizer, Inc.                                              9,500         294,690
                                                                     -----------
                                                                       2,574,792

--------------------------------------------------------------------------------
 Industrials--6.5%
--------------------------------------------------------------------------------
 Aerospace & Defense--2.5%
 Goodrich Corp.                                            5,700         104,139
--------------------------------------------------------------------------------
 Honeywell
 International, Inc.                                      10,000         262,000
--------------------------------------------------------------------------------
 Raytheon Co.                                              7,700         246,708
                                                                     -----------
                                                                         612,847

--------------------------------------------------------------------------------
 Commercial Services & Supplies--2.4%
 Sabre Holdings Corp.                                      6,800         168,164
--------------------------------------------------------------------------------
 Waste
 Management, Inc. 1                                       17,100         435,537
                                                                     -----------
                                                                         603,701

--------------------------------------------------------------------------------
 Machinery--1.6%
 Caterpillar, Inc.                                         2,400         125,160
--------------------------------------------------------------------------------
 Deere & Co.                                               2,800         122,276
--------------------------------------------------------------------------------
 Ingersoll-Rand Co.,
 Cl. A                                                     3,100         135,780
                                                                     -----------
                                                                         383,216

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Information Technology--21.0%
--------------------------------------------------------------------------------
 Communications Equipment--6.7%
 3Com Corp. 1                                             84,000        $411,600
--------------------------------------------------------------------------------
 Lucent
 Technologies, Inc. 1                                    131,300         290,173
--------------------------------------------------------------------------------
 Motorola, Inc.                                           35,000         298,200
--------------------------------------------------------------------------------
 Nokia Corp.,
 Sponsored ADR,
 A Shares                                                 20,900         377,036
--------------------------------------------------------------------------------
 Telefonaktiebolaget
 LM Ericsson,
 Sponsored ADR 1                                          26,760         278,304
                                                                     -----------
                                                                       1,655,313

--------------------------------------------------------------------------------
 Computers & Peripherals--3.2%
 Electronics for
 Imaging, Inc. 1                                           8,000         158,960
--------------------------------------------------------------------------------
 Hewlett-Packard Co.                                      16,300         317,850
--------------------------------------------------------------------------------
 Maxtor Corp. 1                                           40,000         300,800
                                                                     -----------
                                                                         777,610

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--2.8%
 Agilent Technologies,
 Inc. 1                                                   15,900         288,267
--------------------------------------------------------------------------------
 Solectron Corp. 1                                       100,000         400,000
                                                                     -----------
                                                                         688,267

--------------------------------------------------------------------------------
 Internet Software & Services--1.3%
 RealNetworks, Inc. 1                                     40,000         318,000
--------------------------------------------------------------------------------
 IT Services--1.6%
 Unisys Corp. 1                                           35,000         395,150
--------------------------------------------------------------------------------
 Office Electronics--0.1%
 Ikon Office
 Solutions, Inc.                                           2,900          25,462
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--3.6%
 Intel Corp.                                              14,000         291,760
--------------------------------------------------------------------------------
 Lattice
 Semiconductor
 Corp. 1                                                  22,000         200,200
--------------------------------------------------------------------------------
 LSI Logic Corp. 1                                        23,500         150,400
--------------------------------------------------------------------------------
 Taiwan
 Semiconductor
 Manufacturing Co.
 Ltd., ADR 1                                              25,400         257,556
                                                                     -----------
                                                                         899,916


            5 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Software--1.7%
 Micromuse, Inc. 1                                         26,000       $246,740
--------------------------------------------------------------------------------
 Transaction Systems
 Architects, Inc.,
 Cl. A 1                                                   20,000        179,800
                                                                     -----------
                                                                         426,540

--------------------------------------------------------------------------------
 Materials--6.3%
--------------------------------------------------------------------------------
 Chemicals--2.8%
 Cabot Corp.                                                9,700        284,986
--------------------------------------------------------------------------------
 Dow Chemical Co.                                           7,600        241,680
--------------------------------------------------------------------------------
 Engelhard Corp.                                            4,700        118,205
--------------------------------------------------------------------------------
 IMC Global, Inc.                                           5,900         51,566
                                                                     -----------
                                                                         696,437

--------------------------------------------------------------------------------
 Metals & Mining--2.0%
 Alcoa, Inc.                                               15,000        369,150
--------------------------------------------------------------------------------
 Allegheny
 Technologies, Inc.                                         7,000         46,060
--------------------------------------------------------------------------------
 Brush Engineered
 Materials, Inc. 1                                          5,300         42,718
--------------------------------------------------------------------------------
 Newmont Mining
 Corp. (Holding Co.)                                          800         23,728
                                                                     -----------
                                                                         481,656

--------------------------------------------------------------------------------
 Paper & Forest Products--1.5%
 Weyerhaeuser Co.                                           7,300        367,774
--------------------------------------------------------------------------------
 Telecommunication Services--4.4%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--2.6%
 Nippon Telegraph
 & Telephone Corp.,
 ADR                                                       13,000        234,780
--------------------------------------------------------------------------------
 SBC
 Communications,
 Inc.                                                      16,000        407,360
                                                                     -----------
                                                                         642,140

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Wireless Telecommunication Services--1.8%

 Vodafone Group plc,
 Sponsored ADR 1                                           20,900       $457,919
                                                                     -----------
 Total Common Stocks
 (Cost $23,033,052)                                                   22,896,006

                                                        Principal
                                                           Amount
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--7.1%

 Undivided interest of 0.50%
 in joint repurchase agreement
 (Market Value $348,378,000)
 with Banc One Capital Markets,
 Inc., 1.23%, dated 5/30/03, to
 be repurchased at $1,738,178
 on 6/2/03, collateralized by
 U.S. Treasury Bonds, 3.375%,
 4/30/04, with a value
 of $355,526,284
 (Cost $1,738,000)                                     $1,738,000      1,738,000

--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $24,771,052)                                          99.9%    24,634,006
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                           0.1         30,725
                                                           ---------------------
 Net Assets                                                 100.0%   $24,664,731
                                                           =====================

Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

            6 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 May 31, 2003


--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $24,771,052)--
 see accompanying statement                                       $  24,634,006
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       164,918
 Interest and dividends                                                  34,555
 Shares of beneficial interest sold                                      29,468
 Other                                                                      986
                                                                 ---------------
 Total assets                                                        24,863,933

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                  143,031
 Shares of beneficial interest redeemed                                  29,218
 Legal, auditing and other professional fees                              9,215
 Distribution and service plan fees                                       7,544
 Transfer and shareholder servicing agent fees                            6,490
 Shareholder reports                                                      2,141
 Trustees' compensation                                                     117
 Other                                                                    1,446
                                                                 ---------------
 Total liabilities                                                      199,202

--------------------------------------------------------------------------------
 Net Assets                                                         $24,664,731
                                                                 ===============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                  $  27,788,077
--------------------------------------------------------------------------------
 Accumulated net investment loss                                        (50,929)
--------------------------------------------------------------------------------
 Accumulated net realized loss
 on investment transactions                                          (2,935,371)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments                            (137,046)
                                                                 ---------------
 Net Assets                                                         $24,664,731
                                                                 ===============




            7 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $6,055,618 and 712,420 shares of beneficial interest outstanding)         $8.50
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                  $9.02
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
 of $4,369,530 and 522,468 shares of beneficial interest outstanding)      $8.36
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
 of $7,138,785 and 854,311 shares of beneficial interest outstanding)      $8.36
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $7,099,943 and 842,340 shares of beneficial interest outstanding)         $8.43
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $855 and 100 shares of beneficial interest outstanding)     $8.55



 See accompanying Notes to Financial Statements.


            8 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended May 31, 2003


--------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $2,779)              $  147,906
--------------------------------------------------------------------------------
 Interest                                                                22,245
                                                                     -----------
 Total investment income                                                170,151

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                        118,487
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                  6,925
 Class B                                                                 18,949
 Class C                                                                 31,327
 Class N                                                                 14,726
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 25,677
 Class B                                                                 13,638
 Class C                                                                 17,226
 Class N                                                                 13,270
 Class Y                                                                      9
--------------------------------------------------------------------------------
 Shareholder reports                                                      6,672
--------------------------------------------------------------------------------
 Trustees' compensation                                                   2,573
--------------------------------------------------------------------------------
 Custodian fees and expenses                                                917
--------------------------------------------------------------------------------
 Other                                                                   10,039
                                                                     -----------
 Total expenses                                                         280,435
 Less voluntary reimbursement of expenses                               (24,006)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class A                                                          (17,051)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class B                                                           (8,223)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class C                                                           (6,627)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class N                                                           (3,443)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class Y                                                               (5)
                                                                     -----------
 Net expenses                                                           221,080


--------------------------------------------------------------------------------
 Net Investment Loss                                                    (50,929)


--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                                      (466,178)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                 1,752,811
                                                                     -----------
 Net realized and unrealized gain                                     1,286,633


--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                $1,235,704
                                                                     ===========




 See accompanying Notes to Financial Statements.


            9 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       Six Months          Year
                                                            Ended         Ended
                                                     May 31, 2003  November 30,
                                                      (Unaudited)          2002
--------------------------------------------------------------------------------
 Operations

 Net investment loss                                  $   (50,929)  $  (180,398)
--------------------------------------------------------------------------------
 Net realized loss                                       (466,178)   (2,085,193)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)   1,752,811    (1,552,271)
                                                      --------------------------
 Net increase (decrease) in net assets resulting
 from operations                                        1,235,704    (3,817,862)

--------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                       --       (82,700)
 Class B                                                       --       (14,442)
 Class C                                                       --       (28,229)
 Class N                                                       --        (8,740)
 Class Y                                                       --           (11)

--------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                 (970,582)      143,096
 Class B                                                 (152,738)    2,802,559
 Class C                                                  (69,501)    4,079,221
 Class N                                                  951,381     5,419,588
 Class Y                                                       --            --

--------------------------------------------------------------------------------
 Net Assets

 Total increase                                           994,264     8,492,480
--------------------------------------------------------------------------------
 Beginning of period                                   23,670,467    15,177,987
                                                      --------------------------
 End of period [including accumulated
 net investment loss of
 $50,929 for the six months
 ended May 31, 2003]                                  $24,664,731   $23,670,467
                                                      ==========================



 See accompanying Notes to Financial Statements.


            10 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

FINANCIAL HIGHLIGHTS

                                                          Six Months                    Year
                                                               Ended                   Ended
                                                        May 31, 2003                Nov. 30,
Class A                                                  (Unaudited)        2002      2001 1
-----------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $ 8.05      $ 9.25      $10.00
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                     -- 2      (.06)        .08
 Net realized and unrealized gain (loss)                         .45       (1.05)       (.83)
                                                        ---------------------------------------
 Total from investment operations                                .45       (1.11)       (.75)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --        (.09)         --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                                $8.50       $8.05       $9.25
                                                        =======================================

-----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                             5.59%     (12.17)%     (7.50)%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                     $6,056      $6,775      $8,717
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $5,608      $9,404      $6,384
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                  (0.01)%     (0.52)%      1.57%
 Expenses, gross                                                2.46%       1.85%       1.59%
 Expenses, net                                                  1.63% 5,6   1.59% 5,6   1.59% 7
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          12%        139%         55%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Net of voluntary waiver of transfer agent fees.
6. Net of voluntary reimbursement of expenses.
7. Voluntary reimbursement of expenses less than 0.01%.

See accompanying Notes to Financial Statements.


            11 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued

                                                          Six Months                    Year
                                                               Ended                   Ended
                                                        May 31, 2003                Nov. 30,
Class B                                                  (Unaudited)        2002      2001 1
------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $ 7.96      $ 9.18      $10.00
------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                   (.03)       (.07)        .04
 Net realized and unrealized gain (loss)                         .43       (1.09)       (.86)
                                                        ---------------------------------------
 Total from investment operations                                .40       (1.16)       (.82)
------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --        (.06)         --
------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $8.36       $7.96       $9.18
                                                        =======================================

------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                             5.03%      12.75%      (8.20)%

------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                     $4,370      $4,325      $2,071
------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $3,800      $3,416      $1,075
------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                  (0.82)%     (1.21)%      1.06%
 Expenses, gross                                                3.01%       2.75%       2.54%
 Expenses, net                                                  2.36% 4,5   2.44% 4,5   2.39% 5
------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          12%        139%         55%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary waiver of transfer agent fees.
5. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.


            12 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

                                                          Six Months                    Year
                                                               Ended                   Ended
                                                        May 31, 2003                Nov. 30,
Class C                                                  (Unaudited)        2002      2001 1
-----------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $ 7.95      $ 9.18      $10.00
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                   (.03)       (.07)        .03
 Net realized and unrealized gain (loss)                         .44       (1.09)       (.85)
                                                        ---------------------------------------
 Total from investment operations                                .41       (1.16)       (.82)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --        (.07)         --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                                $8.36       $7.95       $9.18
                                                        =======================================

-----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                             5.16%     (12.78)%     (8.20)%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                     $7,139      $6,872      $3,729
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $6,284      $5,788      $1,427
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                  (0.82)%     (1.21)%      1.17%
 Expenses, gross                                                2.84%       2.72%       2.55%
 Expenses, net                                                  2.41% 4,5   2.41% 4,5   2.38% 5
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          12%        139%         55%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary waiver of transfer agent fees.
5. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.


            13 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued

                                                          Six Months                    Year
                                                               Ended                   Ended
                                                        May 31, 2003                Nov. 30,
Class N                                                   (Unaudited)       2002      2001 1
-----------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $ 8.00       $9.21       $9.84
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                   (.02)        .02         .03
 Net realized and unrealized gain (loss)                         .45       (1.14)       (.66)
                                                        ---------------------------------------
 Total from investment operations                                .43       (1.12)       (.63)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --        (.09)         --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                                $8.43       $8.00       $9.21
                                                        =======================================

-----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                             5.38%     (12.30)%     (6.40)%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                     $7,100      $5,698        $660
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $5,914      $3,055        $158
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                  (0.32)%     (0.66)%      2.08%
 Expenses, gross                                                2.24%       2.23%       2.07%
 Expenses, net                                                  1.90% 4,5   1.98% 4,5   1.89% 5
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          12%        139%         55%



1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary waiver of transfer agent fees.
5. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.


            14 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

                                                          Six Months                    Year
                                                               Ended                   Ended
                                                        May 31, 2003                Nov. 30,
Class Y                                                  (Unaudited)        2002      2001 1
-------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                         $ 8.10      $ 9.26      $10.00
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                            -- 2       .01         .12
 Net realized and unrealized gain (loss)                         .45       (1.06)       (.86)
                                                        -----------------------------------------
 Total from investment operations                                .45       (1.05)       (.74)
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --        (.11)         --
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $8.55       $8.10       $9.26
                                                        =========================================

-------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                             5.56%     (11.52)%     (7.40)%

-------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                         $1          $1          $1
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                $1          $1          $1
 Ratios to average net assets: 4
 Net investment income                                          0.00%       0.10%       1.52%
 Expenses, gross                                                3.09%      87.59%     501.53%
 Expenses, net                                                  1.87% 5,6   1.12% 5,6   1.30% 5,6
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          12%        139%         55%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Net of voluntary waiver of transfer agent fees.
6. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.


            15 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Select Managers Salomon Brothers All Cap Fund (the Fund), a series of Oppenheimer Select Managers, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Salomon Brothers Asset Management, Inc. (the Sub-Advisor).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.



            16 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of May 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $2,935,370. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended November 30, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of November 30, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              Expiring
                              ----------------------
                              2009        $  167,424
                              2010         2,019,897
                                          ----------
                              Total       $2,187,321
                                          ==========

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions


            17 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The tax character of distributions paid during the six months ended May 31, 2003 and the year ended November 30, 2002 was as follows:

                                       Six Months Ended          Year Ended
                                           May 31, 2003   November 30, 2002
                 ----------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                   $--             $134,122

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       Six Months Ended May 31, 2003  Year Ended November 30, 2002
                                Shares        Amount         Shares         Amount
---------------------------------------------------------------------------------------
 Class A
 Sold                          124,858   $   924,205        629,798    $ 5,376,405
 Dividends and/or
 distributions reinvested           --            --          4,288         39,537
 Redeemed                     (253,741)   (1,894,787)      (735,506)    (5,272,846)
                            -----------------------------------------------------------
 Net increase (decrease)      (128,883)  $  (970,582)      (101,420)   $   143,096
                            ===========================================================

---------------------------------------------------------------------------------------
 Class B
 Sold                           89,342   $   653,373        412,196    $ 3,515,598
 Dividends and/or
 distributions reinvested           --            --          1,486         13,648
 Redeemed                     (110,542)     (806,111)       (95,522)      (726,687)
                            -----------------------------------------------------------
 Net increase (decrease)       (21,200)  $  (152,738)       318,160    $ 2,802,559
                            ===========================================================


            18 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

                       Six Months Ended May 31, 2003  Year Ended November 30, 2002
                                Shares        Amount         Shares         Amount
---------------------------------------------------------------------------------------
 Class C
 Sold                          164,708   $ 1,203,281        680,933    $ 5,766,521
 Dividends and/or
 distributions reinvested           --            --          2,928         26,858
 Redeemed                     (175,005)   (1,272,782)      (225,394)    (1,714,158)
                            -----------------------------------------------------------
 Net increase (decrease)       (10,297)  $   (69,501)       458,467    $ 4,079,221
                            ===========================================================

---------------------------------------------------------------------------------------
 Class N
 Sold                          280,050   $ 2,063,298        781,100    $ 6,523,549
 Dividends and/or
 distributions reinvested           --            --            951          8,731
 Redeemed                     (150,099)   (1,111,917)      (141,274)    (1,112,692)
                            -----------------------------------------------------------
 Net increase                  129,951   $   951,381        640,777    $ 5,419,588
                            ===========================================================

---------------------------------------------------------------------------------------
 Class Y
 Sold                               --   $        --             --    $        --
 Dividends and/or
 distributions reinvested           --            --             --             --
 Redeemed                           --            --             --             --
                            -----------------------------------------------------------
 Net increase (decrease)            --   $        --             --    $        --
                            ===========================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2003 were $2,463,872 and $2,374,266, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.10% of the first $100 million of average annual net assets of the Fund and 1.00% of average annual net assets in excess of $100 million. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager reserves the right to amend or terminate that expense assumption at any time.

--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager retains Salomon Brothers Asset Management, Inc. (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the six months ended May 31, 2003, the Manager paid $63,386 to the Sub-Advisor for services to the Fund.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.



            19 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                Aggregate        Class A   Concessions   Concessions   Concessions   Concessions
                Front-End      Front-End    on Class A    on Class B    on Class C    on Class N
            Sales Charges  Sales Charges        Shares        Shares        Shares        Shares
 Six Months    on Class A    Retained by   Advanced by   Advanced by   Advanced by   Advanced by
 Ended             Shares    Distributor Distributor 1 Distributor 1 Distributor 1 Distributor 1
------------------------------------------------------------------------------------------------
 May 31, 2003     $15,637       $284,034        $2,504       $19,184        $9,819       $14,037

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                             Class A       Class B        Class C        Class N
                          Contingent    Contingent     Contingent     Contingent
                            Deferred      Deferred       Deferred       Deferred
                       Sales Charges Sales Charges  Sales Charges  Sales Charges
 Six Months              Retained by   Retained by    Retained by    Retained by
 Ended                   Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 May 31, 2003                    $--        $6,611         $1,431         $5,350


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended May 31, 2003, payments under the Class A Plan totaled $6,925, all of which were paid by the Distributor to recipients, and included $560 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.


            20 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

 Distribution fees paid to the Distributor for the six months ended May 31, 2003, were as follows:

                                                               Distributor's
                                                Distributor's      Aggregate
                                                    Aggregate   Unreimbursed
                                                 Unreimbursed  Expenses as %
               Total Payments  Amount Retained       Expenses  of Net Assets
                   Under Plan   by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan         $18,949          $16,317       $179,677           4.11%
 Class C Plan          31,327           17,317        134,135           1.88
 Class N Plan          14,726            5,568        192,222           2.71

--------------------------------------------------------------------------------
 5. Borrowing and Lending Arrangements
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at May 31, 2003.

--------------------------------------------------------------------------------
 6. Fund Reorganization
 In April, 2003, the Board of Trustees approved the reorganization of Oppenheimer Select Managers Salomon Brothers All Cap Fund with and into Oppenheimer Value Fund. Shareholders of Oppenheimer Select Managers Salomon Brothers All Cap Fund will be asked to approve a reorganization whereby shareholders would receive shares of Oppenheimer Value Fund. If shareholder approval is received, it is expected that the reorganization will occur during the fourth quarter of calendar 2003.


            21 | OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of May 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)